Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
Schedule of Compensation Paid or Payable to Key Management for Services	The compensation paid or payable to key management for services during the year indicated is presented below.
	Year ended December 31
	2025	2024	2023
	in USD thousands

Salaries and other short term employee benefits	824	799	784
Post-employment benefits	104	105	87
Total	928	904	871

Schedule of Balances with Related Parties	Balances with related parties
	December 31	December 31
	2025	2024
	in USD thousands

Current maturities of long term loans (see Note 10)	1,042	1,011
Other accounts payable and accruals	124	217